Income Taxes (Details) - Schedule of Movement of Valuation Allowance	12 Months Ended
Sep. 30, 2023 CNY (¥)
Schedule of Movement of Valuation Allowance [Abstract]
Balance as of September 30, 2022
Addition	548
Write off	(548)
Balance as of September 30, 2023